SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Interest-Earning Deposits and Certificate of Deposits with Banks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest-Earning Deposits and Certificate of Deposits with Banks [Abstract]
Certificates of deposit with banks	$ 1,498	$ 1,498
Weighted average interest rate	2.66%
Interest-earning deposits with banks	$ 3,647	$ 18,086
Minimum [Member]
Interest-Earning Deposits and Certificate of Deposits with Banks [Abstract]
Interest rate of certificate of deposits	2.45%
Maximum [Member]
Interest-Earning Deposits and Certificate of Deposits with Banks [Abstract]
Maturity of deposits	10 years
Interest rate of certificate of deposits	3.00%